Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	22.30%	28.50%	28.30%
Deferred tax liability (asset)	€ 3,492	€ 3,557	€ 2,107
Deferred tax assets	21	60
Deferred tax liabilities	3,513	€ 3,617
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	309
Tax provisions for audit	122
Liability related to purchase accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22
Liability related to purchase accounting | Coca-Cola Amatil Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,174
Capitalized assets expensed for tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 36